Expense Example - Class K - iShares Short-Term TIPS Bond Index Fund - Class K	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 756